CASH, CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH, CASH EQUIVALENTS
Schedule of cash, cash equivalents

	12/31/2022	12/31/2021
Cash and Banks	59,439	85,608
Financial Investments	10,679,687	107,051
	10,739,126	192,659